Commitments and contingencies (Schedule of Provision for Contingencies) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Loss contingency accrual
Balance at beginning of period	$ 42,067	$ 46,031	$ 36,684
Accruals, net	17,441	23,995	35,999
Settlements	(17,768)	(19,702)	(25,427)
Reclassifications and increase of judicial deposits	0	0	(650)
Translation	(2,902)	(8,257)	(575)
Balance at end of period	38,838	42,067	46,031
Judicial deposits
Balance at beginning of period	(13,558)	(18,075)	(18,572)
Accruals, net	0	0	161
Settlements	0	0	0
Reclassifications and increase of judicial deposits	354	1,843	(60)
Translation	524	2,674	396
Balance at end of period	(12,680)	(13,558)	(18,075)
Provision for contingencies
Balance at beginning of period	28,509	27,956	18,112
Accruals, net	17,441	23,995	36,160
Settlements	(17,768)	(19,702)	(25,427)
Reclassifications and increase of judicial deposits	354	1,843	(710)
Translation	(2,378)	(5,583)	(179)
Balance at end of period	26,158	28,509	27,956
Tax Contingencies in Brazil
Loss contingency accrual
Balance at beginning of period	9,497	9,324	13,312
Accruals, net	1,455	1,805	(2,599)
Settlements	0	0	(337)
Reclassifications and increase of judicial deposits	0	0	(667)
Translation	(357)	(1,632)	(385)
Balance at end of period	10,595	9,497	9,324
Labor Contingencies in Brazil
Loss contingency accrual
Balance at beginning of period	21,108	21,061	11,150
Accruals, net	12,916	20,785	31,448
Settlements	(16,068)	(17,718)	(21,130)
Reclassifications and increase of judicial deposits	0	0	0
Translation	(1,117)	(3,020)	(407)
Balance at end of period	16,839	21,108	21,061
Other
Loss contingency accrual
Balance at beginning of period	11,462	15,646	12,222
Accruals, net	3,070	1,405	7,150
Settlements	(1,700)	(1,984)	(3,960)
Reclassifications and increase of judicial deposits	0	0	17
Translation	(1,428)	(3,605)	217
Balance at end of period	$ 11,404	$ 11,462	$ 15,646